CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total	Common Stock	Additional paid-in capital (distributions in excess of capital)	Retained Earnings (Accumulated Deficit)	Convertible Redeemable Preferred Stock-Series A
Beginning Balance at Feb. 02, 2008	$ (12,736)	$ 260	$ (13,124)	$ 128	$ 21,920
Beginning Balance (in shares) at Feb. 02, 2008		26,000			35
Net income	4,606			4,606
S-Corporation distributions	(1,525)			(1,525)
Stock-based compensation	8			8
Accrued dividends for Preferred Stock-Series A	(1,641)			(1,641)	1,641
Ending Balance at Jan. 31, 2009	(11,288)	260	(13,124)	1,576	23,561
Ending Balance (in shares) at Jan. 31, 2009		26,000			35
Net income	10,604			10,604
Stock-based compensation	99			99
Increase in redemption value of Preferred Stock-Series A	(60,271)		(50,014)	(10,257)	60,271
Accrued dividends for Preferred Stock-Series A	(2,022)			(2,022)	2,022
Ending Balance at Jan. 30, 2010	(62,878)	260	(63,138)		85,854
Ending Balance (in shares) at Jan. 30, 2010		26,000			35
Net income	16,895			16,895
Conversion of Preferred Stock-Series A to common stock (in shares)		14,000			(35)
Conversion of Preferred Stock-Series A to common stock	85,854	140	85,714		(85,854)
Stock-based compensation	2,400		2,400
Cash dividends declared and related tax benefit	(98,780)		1,220	(100,000)
Stock options exercised and related tax benefit (in shares)		457
Stock options exercised and related tax benefit	1,041	5	1,036
Ending Balance at Jan. 29, 2011	(55,468)	405	27,232	(83,105)
Ending Balance (in shares) at Jan. 29, 2011		40,457
Net income	14,148			14,148
Issuance of stock in initial public offering, net of costs (in shares)		2,941
Issuance of stock in initial public offering, net of costs	44,118	29	44,089
Stock-based compensation	3,907		3,907
Stock options exercised and related tax benefit (in shares)		140
Stock options exercised and related tax benefit	952	1	951
Ending Balance at Oct. 29, 2011	$ 7,657	$ 435	$ 76,179	$ (68,957)
Ending Balance (in shares) at Oct. 29, 2011		43,538